Pension and Other Postretirement Plans Defined Benefit Plans Expected Benefit (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 336.6
2015	357.1
2016	361.6
2017	369.1
2018	376.4
2019-2023	1,926.7
OPEB Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	20.1
2015	19.7
2016	19.4
2017	19.1
2018	18.7
2019-2023	$ 86.7